Exhibit 1

Cold Storage Trust 2017-ICE3
Commercial Mortgage Pass-Through Certificates, Series 2017-ICE3

Report To:
GS Mortgage Securities Corporation II
Goldman, Sachs & Co.
JPMorgan Chase Bank, National Association
J.P. Morgan Securities LLC

7 April 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman, Sachs & Co. 200 West Street New York, New York 10282

JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179

Re: Cold Storage Trust 2017-ICE3 Commercial Mortgage Pass-Through Certificates, Series 2017-ICE3 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist GS Mortgage Securities Corporation II (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

A member firm of Ernst & Young Global Limited

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Cold Storage Trust 2017-ICE3 securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

7 April 2017

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in Cold Storage Trust 2017-ICE3 (the “Issuing Entity”) that will be established by the Depositor and
b.	The Issuing Entity will consist primarily of two promissory notes issued by 21 Delaware limited liability companies (collectively, the “Borrowers”) evidencing a loan with floating-rate components (the “Mortgage Loan”) secured by, among other things, cross-collateralized and cross-defaulted first mortgage liens on the Borrowers’ interests in 54 temperature-controlled warehouses and distribution facilities located in 17 states (each, a “Property” and collectively, the “Properties”) which are comprised of fee interests in 53 Properties and a leasehold interest in one Property.

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of 9 April 2017 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 2 of 5

4.	Using the “First Due Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Due Date,
b.	Maturity Date and
c.	Fully Extended Maturity Date

of the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Term To Maturity (Mos.) and
ii.	Fully Extended Original Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	The loan agreement Source Document indicates that the Mortgage Loan is interest-only for its entire term, including during the extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term To Maturity (Mos.)” of the Mortgage Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Original Interest-Only Period (Mos.)”),
b.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amortization Term (Mos.)”),
c.	Use “0” for the fully extended amortization term of the Mortgage Loan (the “Fully Extended Amortization Term”),
d.	Use “0” for the remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term (Mos.)”) and
e.	Use the “Original Balance ($)” of the Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Balance ($)”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Balloon Balance ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Fully Extended Original Term and
d.	Seasoning

of the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Fully Extended Remaining Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Margin,
b.	LIBOR Floor,
c.	LIBOR Rounding Methodology and
d.	LIBOR Strike Cap

of the Mortgage Loan, all as shown on the Final Data File, and a LIBOR assumption of 0.98700% that was provided by the Depositor, we recalculated the “Mortgage Loan Rate (%)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Margin and
b.	LIBOR Strike Cap

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Trust Interest Rate (At LIBOR Cap)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original Balance ($),
b.	Mortgage Loan Rate (%),
c.	Trust Interest Rate (At LIBOR Cap) and
d.	Interest Accrual Method

of the Mortgage Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding three paragraphs of this Item 10., we recalculated the:

i.	Trust Monthly Payment,
ii.	Trust Annual Debt Service and
iii.	Trust Annual Debt Service at LIBOR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

10. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Monthly Payment” of the Mortgage Loan as 1/12th of the product of:

i.	The “Original Balance ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Rate (%),” as shown on the Final Data File and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service” of the Mortgage Loan as the product of:

i.	The “Original Balance ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Rate (%),” as shown on the Final Data File and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service at LIBOR Cap” of the Mortgage Loan as the product of:

i.	The “Original Balance ($),” as shown on the Final Data File,
ii.	The “Trust Interest Rate (At LIBOR Cap),” as shown on the Final Data File and
iii.	365/360.

11.	Using the:
a.	Trust Annual Debt Service,
b.	Trust Annual Debt Service at LIBOR Cap,
c.	Master Lease Annual Payment,
d.	Underwritten Net Operating Income ($),
e.	Underwritten Net Cash Flow ($),
f.	Cut-off Date Balance ($),
g.	Balloon Balance ($),
h.	Leased Fee Appraised Value ($) and
i.	Units, Pads, Rooms, Sq Ft

of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	NCF DSCR at LIBOR Cap,
iv.	Master Lease DSCR (x),
v.	Underwritten NOI Debt Yield,
vi.	Underwritten NCF Debt Yield,
vii.	Master Lease Debt Yield,
viii.	Cut-off Date LTV Ratio (%),
ix.	LTV Ratio at Maturity (%) and
x.	Loan Per Unit ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 5

11. (continued)

For the purpose of this procedure, the Depositor instructed us to round the “Underwritten NOI DSCR (x),” “Underwritten NCF DSCR (x),” “NCF DSCR at LIBOR Cap” and “Master Lease DSCR (x)” to two decimal places and the “Underwritten NOI Debt Yield,” “Underwritten NCF Debt Yield,” “Master Lease Debt Yield,” “Cut-off Date LTV Ratio (%)” and “LTV Ratio at Maturity (%)” to the nearest 1/10th of one percent.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Promissory Notes	7 April 2017

Loan Agreement	7 April 2017

Interest Rate Cap Agreement	7 April 2017

Cash Management Agreement	7 April 2017

Settlement Statement	7 April 2017

Guaranty Agreement	7 April 2017

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Trepp Screenshots for Prior Securitizations	Not Dated

GSMS 2016-ICE2 Term Sheet for Prior Securitization	4 March 2016

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Addendum Letter to Appraisal Reports	4 April 2017

Engineering Reports	Various

Underwriter’s Summary Report	2 April 2017

Seismic Reports	8 March 2017

Phase I Environmental Reports	Various

Insurance Review Document	5 April 2017

Master Lease Agreement	7 April 2017

Proforma Title Policies	Not Applicable

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Source Document Date

Seattle – Michigan Ground Lease	22 November 1977

Seattle – Michigan Ground Lease Amendments	Various

USPS Internet Site (www.usps.gov)	Not Applicable

Facility Data, Occupancy and P&L Worksheet	Not Applicable

Customer By Facility Summary	Not Applicable

Full Albany Portfolio Temperature Controlled SF Support (ICE3 Albany Property Cooler SF.msg)	7 April 2017

Environmental Phase I Date Support File (Baygrove 2017 Environmental Summary List - ESA Report Date Support.xlsx)	Not Applicable

Appraisal Support File (9.9 Aggregate Value Spreadsheet - 4-4-2017- FINAL.xlsx)	Not Applicable

Year Built Support File (ICE 3 Facility Clear Height _ Year Built.xlsx)	Not Applicable

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information: (see Note 1)

Characteristic	Source Document(s)

Address (see Note 2)	Appraisal Report
City (see Note 2)	Appraisal Report
State (see Note 2)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
County	USPS Internet Site (www.usps.gov)
Year Built	Year Built Support File (ICE 3 Facility Clear Height _ Year Built.xlsx)
General Property Type	Appraisal Report
Detailed Property Type	Underwriter’s Summary Report
Units, Pads, Rooms, Sq Ft	Underwriter’s Summary Report
Unit Description	Underwriter’s Summary Report
Occupancy (%)	Underwriter’s Summary Report
Occupancy Date	Underwriter’s Summary Report
Warehouse Cubic Feet	Underwriter’s Summary Report
Temperature Controlled SF (see Note 3)	Facility Data, Occupancy and P&L Worksheet and Full Albany Portfolio Temperature Controlled SF Support (ICE3 Albany Property Cooler SF.msg)
Office / Support SF	Appraisal Report
Clear Ceiling Height SF	Facility Data, Occupancy and P&L Worksheet
# Dock Doors	Appraisal Report
Master Lease Annual Payment	Addendum Letter to Appraisal Reports
Customer #1	Customer By Facility Summary
Customer #2	Customer By Facility Summary
Customer #3	Customer By Facility Summary
Customer #4	Customer By Facility Summary
Customer #5	Customer By Facility Summary

Third Party Information: (see Note 4)

Characteristic	Source Document(s)

Appraised Value ($) (see Note 5)	Appraisal Report and Appraisal Support File (9.9 Aggregate Value Spreadsheet - 4-4-2017- FINAL.xlsx)
Appraisal Date	Appraisal Report
Leased Fee Appraised Value ($) (see Note 6)	Appraisal Support File (9.9 Aggregate Value Spreadsheet - 4-4-2017- FINAL.xlsx)
As Stabilized Appraised Value ($)	Appraisal Report
As Stabilized Appraisal Date	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report

Exhibit 2 to Attachment A

Third Party Information: (continued)

Characteristic	Source Document(s)

Environmental Phase I Report Date	Environmental Phase I Date Support File (Baygrove 2017 Environmental Summary List - ESA Report Date Support.xlsx)
Seismic Report Date (see Note 7)	Seismic Report
PML or SEL (%) (see Note 7)	Seismic Report
Earthquake Insurance Required (see Note 8)	Seismic Report
Blanket Insurance Policy (Yes/No)	Insurance Review Document

Underwriting Information: (see Notes 9 and 10)

Characteristic	Source Document

2013 EGI Date	Underwriter’s Summary Report
2013 EGI	Underwriter’s Summary Report
2013 Expenses	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 EGI Date	Underwriter’s Summary Report
2014 EGI	Underwriter’s Summary Report
2014 Expenses	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 EGI Date	Underwriter’s Summary Report
2015 EGI	Underwriter’s Summary Report
2015 Expenses	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
2016 EGI Date	Underwriter’s Summary Report
2016 EGI	Underwriter’s Summary Report
2016 Expenses	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
Most Recent Date (if past 2016)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2016) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2016) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2016) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2016) ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Other Reserve ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Ongoing Replacement Reserve ($)	Loan Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement
Replacement Reserve Caps ($)	Loan Agreement
TI/LC Caps ($)	Loan Agreement
Ongoing Environmental Reserve ($)	Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement
Ongoing RE Tax Reserve ($)	Settlement Statement
Ongoing Insurance Reserve ($)	Settlement Statement
Ongoing Other Reserve ($)	Loan Agreement
Other Reserve Description	Loan Agreement and Settlement Statement
Upfront Replacement Reserve ($)	Settlement Statement
Upfront TI/LC Reserve ($)	Settlement Statement
Upfront Environmental Reserve ($)	Settlement Statement
Upfront Deferred Maintenance Reserve ($)	Settlement Statement
Upfront Debt Service Reserve ($)	Settlement Statement
Upfront RE Tax Reserve ($)	Settlement Statement
Upfront Insurance Reserve ($)	Settlement Statement
Upfront Other Reserve ($)	Settlement Statement

Exhibit 2 to Attachment A

Mortgage Loan Information:

Characteristic	Source Document(s)

Originator	Loan Agreement
Originator Entity Type	Loan Agreement
Origination Date	Loan Agreement
Allocated Cut-off Date Loan Amount ($) (see Note 11)	Loan Agreement
Original Balance ($)	Loan Agreement
Exit Fee	Loan Agreement
Due Date	Loan Agreement
First Due Date	Loan Agreement
Last IO Due Date	Loan Agreement
First P&I Due Date	Loan Agreement
Maturity Date	Loan Agreement
Extension Options (Yes/No)	Loan Agreement
Extension Options (num/mos)	Loan Agreement
Extension Spread Increase Description	Loan Agreement
First Extension Fee	Loan Agreement
Second Extension Fee	Loan Agreement
Third Extension Fee	Loan Agreement
Fourth Extension Fee	Loan Agreement
Fifth Extension Fee	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Grace Period - Late Fee	Loan Agreement
Grace Period – Default	Loan Agreement
Amortization Type	Loan Agreement
Interest Accrual Method	Loan Agreement
Interest Accrual Period	Loan Agreement
Mortgage Loan Index	Loan Agreement
Float Rate Change Frequency (Mos)	Loan Agreement
LIBOR Rounding Methodology	Loan Agreement
LIBOR Lookback Days	Loan Agreement
LIBOR Floor	Loan Agreement
LIBOR Strike Cap	Interest Rate Cap Agreement and Loan Agreement
LIBOR Cap After Extension	Loan Agreement
LIBOR Cap Expiration	Interest Rate Cap Agreement
LIBOR Cap Counterparty	Interest Rate Cap Agreement
LIBOR cap Counterparty rating (S&P / MIS / FITCH)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Margin	Loan Agreement
Lockout Period	Loan Agreement
Lockout Expiration Date	Loan Agreement
Prepayment Begin Date (see Note 12)	Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Prepayment End Date (see Note 13)	Loan Agreement
Open Period Begin Date (see Note 14)	Loan Agreement
Open Period (Payments)	Loan Agreement
Prepayment Type	Loan Agreement
Prepayment Provision	Loan Agreement
Release Provisions (Y/N)	Loan Agreement
Partially Prepayable without Penalty	Loan Agreement
Partially Prepayable without Penalty Description	Loan Agreement
Partial Collateral Release Description	Loan Agreement
Day of Month Prepayment Permitted	Loan Agreement
Due on Sale	Loan Agreement
Due on Encumbrance	Loan Agreement
Future Debt Allowed?	Loan Agreement
Mortgage Assumable?	Loan Agreement
Assumption Fee	Loan Agreement
Terrorism Insurance Required	Loan Agreement
Lien Position	Pro Forma Title Policy
Ownership Interest	Pro Forma Title Policy
Condominium Present?	Loan Agreement
Ground Lease Y/N	Seattle – Michigan Ground Lease and Seattle – Michigan Ground Lease Amendments
Annual Ground Lease Payment ($)	Seattle – Michigan Ground Lease and Seattle – Michigan Ground Lease Amendments
Ground Lease Expiration Date	Seattle – Michigan Ground Lease and Seattle – Michigan Ground Lease Amendments
Ground Lease Extension (Y/N)	Seattle – Michigan Ground Lease and Seattle – Michigan Ground Lease Amendments
# of Ground Lease Extension Options	Seattle – Michigan Ground Lease and Seattle – Michigan Ground Lease Amendments
Ground Lease Expiration Date after all Extensions	Seattle – Michigan Ground Lease and Seattle – Michigan Ground Lease Amendments
Loan Purpose	Settlement Statement
Borrower Name	Loan Agreement
Sponsor	Loan Agreement
Carve-out Guarantor	Guaranty Agreement
Recourse	Guaranty Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Lockbox (see Note 15)	Loan Agreement and Cash Management Agreement
Cash Management (see Note 16)	Loan Agreement and Cash Management Agreement
Cash Management Triggers	Loan Agreement and Cash Management Agreement
DSCR at Trigger Level	Loan Agreement and Cash Management Agreement
Prior Securitizations	Trepp Screenshots for Prior Securitizations and GSMS 2016-ICE2 Term Sheet for Prior Securitization

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Units, Pads, Rooms, Sq Ft,
b.	Occupancy (%),
c.	Warehouse Cubic Feet,
d.	Customer #1,
e.	Customer #2,
f.	Customer #3,
g.	Customer #4 and
h.	Customer #5

characteristics for the Properties identified on the Preliminary Data File as:

i.	Albany 1,
ii.	Albany 2,
iii.	Albany 4,
iv.	Albany 5,
v.	Albany 6,
vi.	Albany 9 and
vii.	Albany 14

(together, the “Albany Grouped Properties”), the Depositor instructed us to use “included in Albany 3.”

For the purpose of comparing the “Property Information” characteristics for the Albany Grouped Properties (except for the characteristics listed in a. through h. above), the Depositor instructed us to use the information shown in the applicable Source Document.

For the purpose of comparing the “Property Information” characteristics listed in a. through h. above for the Property identified on the Preliminary Data File as “Albany 3” (the “Albany 3 Property”), the Depositor instructed us to use the aggregate information relating to the Albany 3 Property and Albany Grouped Properties (together, the “Full Albany Portfolio”), as shown in the applicable Source Documents.

2.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics for each Property, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

3.	For the purpose of comparing the “Temperature Controlled SF” characteristic for the Property identified on the Preliminary Data File as “Albany 5” (the “Albany 5 Property”), the Depositor instructed us to use “included in Albany 4.”

For the purpose of comparing the “Temperature Controlled SF” characteristic for the Property identified on the Preliminary Data File as “Albany 4” (the “Albany 4 Property”), the Depositor instructed us to use the aggregate information relating to the Albany 5 Property and Albany 4 Property, as shown in the applicable Source Documents.

Exhibit 2 to Attachment A

Notes: (continued)

4.	For the purpose of comparing the:
a.	Appraised Value ($) and
b.	Leased Fee Appraised Value ($)

characteristics for the Albany Grouped Properties, the Depositor instructed us to use “included in Albany 3.”

For the purpose of comparing the “Third Party Information” characteristics for the Albany Grouped Properties (except for the characteristics listed in a. and b. above), the Depositor instructed us to use the information shown in the applicable Source Document.

For the purpose of comparing the “Third Party Information” characteristics listed in a. and b. above for the Albany 3 Property, the Depositor instructed us to use the aggregate information relating to the Full Albany Portfolio, as shown in the applicable Source Documents.

5.	For the purpose of comparing the “Appraised Value ($)” characteristic for each Property (except for the Properties described in the last paragraph of this Note 5 and the Albany Grouped Properties), the Depositor instructed us to subtract the “Allocation of FF&E” value of the Property from the “Total Market Value” appraised value of the Property, both as shown in the applicable appraisal report Source Document.

In addition to the instruction in the preceding paragraph, for the purpose of comparing the “Appraised Value ($)” characteristic for the Properties identified on the Preliminary Data File as:

a.       Kansas City (Edwardsville),

b.       Denver (Henderson),

c.       Woodland,

d.       Quincy International,

e.       San Antonio – Profit,

f.       Springfield and

g.       Mount Pleasant,

the Depositor instructed us to also add the “Excess Land Value” appraised value of the Property to the “Total Market Value” appraised value of the Property, both as shown in the applicable appraisal report Source Document.

For the purpose of comparing the “Appraised Value ($)” characteristic for the Properties identified on the Preliminary Data File as:

a.	Seattle – Michigan and
b.	Bethlehem,

the Depositor instructed us to use the “Real Estate Value” appraised value of the Property, as shown in the appraisal support file (9.9 Aggregate Value Spreadsheet - 4-4-2017- FINAL.xlsx) Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

6.	For the purpose of comparing the “Leased Fee Appraised Value ($)” characteristic for each Property, the Depositor instructed us to use the applicable information in the “Contribution of Each Property in Portfolio – excluding Racking Value & including Excess Land” column, as shown in the appraisal support file (9.9 Aggregate Value Spreadsheet - 4-4-2017- FINAL.xlsx) Source Document.

7.	The Depositor instructed us to perform procedures on the “Seismic Report Date” and “PML or SEL (%)” characteristics only for Properties that have a seismic report Source Document. For each Property that does not have a seismic report Source Document, the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “PML or SEL (%)” characteristics.

8.	The Depositor instructed us to use “Yes” for the “Earthquake Insurance Required” characteristic if the “PML or SEL (%)” characteristic on the Preliminary Data File is greater than or equal to 20%. If the “PML or SEL (%)” characteristic on the Preliminary Data File is less than 20% or is “NAP” (as described in Note 7 above), the Depositor instructed us to use “No” for the “Earthquake Insurance Required” characteristic.

9.	For the purpose of comparing the:
a.	2013 EGI,
b.	2013 Expenses,
c.	2013 NOI,
d.	2013 NCF,
e.	2014 EGI,
f.	2014 Expenses,
g.	2014 NOI,
h.	2014 NCF,
i.	2015 EGI,
j.	2015 Expenses,
k.	2015 NOI,
l.	2015 NCF,
m.	2016 EGI,
n.	2016 Expenses,
o.	2016 NOI,
p.	2016 NCF,
q.	Most Recent EGI (if past 2016) ($),
r.	Most Recent Expenses (if past 2016) ($),
s.	Most Recent NOI (if past 2016) ($),
t.	Most Recent NCF (if past 2016) ($),
u.	Underwritten EGI ($),
v.	Underwritten Expenses ($),
w.	Underwritten Net Operating Income ($),
x.	Underwritten Replacement / FF&E Reserve ($),
y.	Underwritten TI/LC ($),
z.	Underwritten Other Reserve ($) and
aa.	Underwritten Net Cash Flow ($)

characteristics for the Albany Grouped Properties, the Depositor instructed us to use “included in Albany 3.”

Exhibit 2 to Attachment A

Notes: (continued)

9. (continued)

For the purpose of comparing the “Underwriting Information” characteristics for the Albany Grouped Properties (except for the characteristics listed in a. through aa. above), the Depositor instructed us to use the information shown in the applicable Source Document.

For the purpose of comparing the “Underwriting Information” characteristics listed in a. through aa. above for the Albany 3 Property, the Depositor instructed us to use the aggregate information relating to the Full Albany Portfolio, as shown in the applicable Source Documents.

10.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1 or less.

11.	For the purpose of comparing the “Allocated Cut-off Date Loan Amount ($)” characteristic, the Depositor instructed us to use the original balance allocation of each Property, as shown in the loan agreement Source Document, for the principal balance of each Property as of the Reference Date.

12.	For the purpose of comparing the “Prepayment Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the spread maintenance period.

13.	For the purpose of comparing the “Prepayment End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period.

14.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the open period.

15.	For purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the applicable Source Documents require the master tenant under the master lease agreement to remit all payments due under the master lease agreement directly to a cash management account maintained by the Borrowers for the benefit of the lender.

16.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” for the “Cash Management” characteristic if, for funds directed into a lockbox, such funds are generally not made immediately available to the Borrowers, but instead are forwarded to a cash management account maintained by the Borrowers for the benefit of the lender and such funds are disbursed according to the applicable Source Documents, with any excess remitted to the Borrowers (unless an event of default or one or more specified trigger events under the applicable Source Documents have occurred and are outstanding), generally on a daily basis.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Mortgage Loan Seller
Control Number
Loan Number
Property Name
Loan / Property Flag
Number of Properties
% of Initial Pool Balance
Pari Passu Split (Y/N)
Cross-Collateralized (Y/N)
Crossed Group
Letter of Credit?
Letter of Credit Balance
Letter of Credit Description
Tenant In Common (Yes/No)?
Name of Mezzanine Lender A
Mezzanine Debt Original Amount A
Mezzanine Debt Interest Rate A
Mezzanine Gross Margin A
Mezzanine Debt Cut-Off Date Balance A
Mezzanine Debt Maturity Date A
Name of Mezzanine Lender B
Mezzanine Debt Original Amount B
Mezzanine Debt Interest Rate B
Mezzanine Gross Margin B
Mezzanine Debt Cut-Off Date Balance B
Mezzanine Debt Maturity Date B
Name of Mezzanine Lender C
Mezzanine Debt Original Amount C
Mezzanine Debt Interest Rate C
Mezzanine Gross Margin C
Mezzanine Debt Cut-Off Date Balance C
Mezzanine Debt Maturity Date C
B Note Original Amount
B Note Interest Rate
B Note Margin
B Note Annual Payment
B Note Cut-off Date Balance
B Note Balloon Balance
Other Subordinate Debt Balance
Other Subordinate Debt Type

Exhibit 3 to Attachment A

Characteristic

Whole Loan Original Balance
Whole Loan Cut-Off Date Balance
Whole Loan Balloon Balance
Whole Loan Interest Rate
Whole Loan Margin
Whole Loan Annual Payment
Whole Loan Monthly Debt Service
Whole Loan LTV
Maturity Whole Loan LTV
Whole Loan NOI DSCR
Whole Loan NCF DSCR
Whole Loan NOI Debt Yield
Whole Loan NCF Debt Yield
Whole Loan NOI DSCR at LIBOR Cap
Whole Loan NCF DSCR at LIBOR Cap
Total Loan Original Balance
Total Loan Cut-Off Date Balance
Total Debt Margin
Total Loan Interest Rate
Total Loan Annual Payment
Total Loan Monthly Debt Service
Total Loan LTV
Maturity Total Debt LTV
Total Loan NOI DSCR
Total Loan NCF DSCR
Total Debt Loan NOI Debt Yield
Total Debt Loan NCF Debt Yield
Total Debt NOI DSCR at LIBOR Cap
Total Debt NCF DSCR at LIBOR Cap
Total Mezzanine Debt Original Balance
Total Mezzanine Debt Cut-Off Date Balance
Total Mezzanine Margin
Property Manager
Related Group
Yield Maintenance Index
Yield Maintenance Discount
Yield Maintenance Margin
Yield Maintenance Calculation Method
Administrative Fee Rate (%)

Exhibit 3 to Attachment A

Characteristic

Year Renovated
Environmental Phase II
Environmental Phase II Report Date
Environmental Insurance Required (Y/N)
Single Tenant (Y/N)
Rent Steps Date
Largest Tenant
Largest Tenant Lease Expiration
Largest Tenant Sq Ft
Second Largest Tenant
Second Largest Tenant Lease Expiration
Second Largest Tenant Sq Ft
Third Largest Tenant
Third Largest Tenant Lease Expiration
Third Largest Tenant Sq Ft
Fourth Largest Tenant
Fourth Largest Tenant Lease Expiration
Fourth Largest Tenant Sq Ft
Fifth Largest Tenant
Fifth Largest Tenant Lease Expiration
Fifth Largest Tenant Sq Ft

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.